Average Annual Total Returns - Class L Shares - Janus Henderson Mid Cap Value Fund		Class L Return Before Taxes 1 Year	Class L Return Before Taxes 5 Years	Class L Return Before Taxes 10 Years	Class L Return Before Taxes Since Inception	Class L Return Before Taxes Inception Date	Class L Return After Taxes on Distributions 1 Year	Class L Return After Taxes on Distributions 5 Years	Class L Return After Taxes on Distributions 10 Years	Class L Return After Taxes on Distributions Since Inception	Class L Return After Taxes on Distributions Inception Date	Class L Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class L Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class L Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class L Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class L Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	[1]	30.38%	8.18%	9.71%	11.45%	Aug. 12, 1998	29.66%	5.30%	7.03%	9.34%	Aug. 12, 1998	18.49%	[2]	5.87%	[2]	7.32%	[2]	9.29%	[2]	Aug. 12, 1998	[2]	27.06%	7.62%	12.41%	9.58%

[1]	Fund returns for periods prior to the Fund's adoption of share classes reflect a 0.25% 12b-1 fee, which has not been paid by the Class L Shares (formerly named Institutional Shares) since the class commenced investment operations on May 17, 2002.
[2]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.